Cash and Cash Equivalents - Schedule of Cash and Cash Equivalents (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash And Cash Equivalents [Abstract]
Bank deposits	$ 110,841	$ 23,292
Interest bearing deposits		2,216
Total cash and cash equivalents	$ 110,841	$ 25,508	$ 54,275	$ 4,008